BALANCE SHEET COMPONENTS (Tables)	12 Months Ended
Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Prepaid Expenses & Other Current Assets
Prepaid expenses and other current assets as of December 31, 2023 and 2022 consist of the following (in thousands):

	December 31,
	2023	2022
Prepaid power	$7,325	$4,430
Prepaid insurance	5,506	7,321
Prepaid expenses	2,032	10,440
Prepaid construction	—	6,102
Digital assets and receivables	6,158	3,285
Other	3,001	303
Total prepaid expenses and other current assets	$24,022	$31,881

Schedule of Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities as of December 31, 2023 and 2022, consist of the following (in thousands):

	December 31,
	2023	2022
Accrued interest(1)	$94,311	$—
Accrued liabilities	38,288	—
Accrued expenses and other	20,283	11,590
Accrued inventory purchases	16,285	—
Accrued taxes	3,694	4,720
Other current liabilities	6,775	1,642
Total accrued expenses and other current liabilities	$179,636	$17,952
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(1)As a result of the Company's Chapter 11 Cases, the Company has not made any payments related to accrued interest for any debt obligations that are subject to compromise.